Fair Value Measurements Classes of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total financial assets	$ 322,372	$ 333,709
Total financial liabilities	28,890	31,792
Cash and Cash Equivalents [Member]
Total financial assets	49,273	198,756
Available-for-sale Equity Securities [Member]
Total financial assets	159,539	105,724
Trading Securities - Equity [Member]
Total financial assets	29,458	11,368
Trading Securities - Debt [Member]
Total financial assets	84,047	17,793
Foreign Currency Forward Contract [Member]
Total financial assets	55	68
Total financial liabilities	245	0
Interest Rate Swap [Member]
Total financial liabilities	15,241	11,734
SunTrust Acquisition Future Consideration Payments Liability [Member]
Total financial liabilities	13,404	20,058
Level 1 [Member]
Total financial assets	219,833	321,433
Total financial liabilities	0	0
Level 1 [Member] | Cash and Cash Equivalents [Member]
Total financial assets	49,273	198,756
Level 1 [Member] | Available-for-sale Equity Securities [Member]
Total financial assets	159,539	105,724
Level 1 [Member] | Trading Securities - Equity [Member]
Total financial assets	10,805	6,937
Level 1 [Member] | Trading Securities - Debt [Member]
Total financial assets	216	10,016
Level 1 [Member] | Foreign Currency Forward Contract [Member]
Total financial assets	0	0
Total financial liabilities	0	0
Level 1 [Member] | Interest Rate Swap [Member]
Total financial liabilities	0	0
Level 1 [Member] | SunTrust Acquisition Future Consideration Payments Liability [Member]
Total financial liabilities	0	0
Level 2 [Member]
Total financial assets	102,539	12,276
Total financial liabilities	15,486	11,734
Level 2 [Member] | Cash and Cash Equivalents [Member]
Total financial assets	0	0
Level 2 [Member] | Available-for-sale Equity Securities [Member]
Total financial assets	0	0
Level 2 [Member] | Trading Securities - Equity [Member]
Total financial assets	18,653	4,431
Level 2 [Member] | Trading Securities - Debt [Member]
Total financial assets	83,831	7,777
Level 2 [Member] | Foreign Currency Forward Contract [Member]
Total financial assets	55	68
Total financial liabilities	245	0
Level 2 [Member] | Interest Rate Swap [Member]
Total financial liabilities	15,241	11,734
Level 2 [Member] | SunTrust Acquisition Future Consideration Payments Liability [Member]
Total financial liabilities	0	0
Level 3 [Member]
Total financial assets	0	0
Total financial liabilities	13,404	20,058
Level 3 [Member] | Cash and Cash Equivalents [Member]
Total financial assets	0	0
Level 3 [Member] | Available-for-sale Equity Securities [Member]
Total financial assets	0	0
Level 3 [Member] | Trading Securities - Equity [Member]
Total financial assets	0	0
Level 3 [Member] | Trading Securities - Debt [Member]
Total financial assets	0	0
Level 3 [Member] | Foreign Currency Forward Contract [Member]
Total financial assets	0	0
Total financial liabilities	0	0
Level 3 [Member] | Interest Rate Swap [Member]
Total financial liabilities	0	0
Level 3 [Member] | SunTrust Acquisition Future Consideration Payments Liability [Member]
Total financial liabilities	$ 13,404	$ 20,058